Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent [Member] - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Preferred shares, shares authorized	100,000,000	100,000,000
Preferred shares, shares issued
Preferred shares, shares outstanding
Ordinary shares, par value (in Dollars per share)	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	900,000,000	900,000,000
Ordinary shares, shares issued	30,836,992	30,654,712
Ordinary shares, shares outstanding	21,226,992	21,044,712
Treasury shares, at cost	9,610,000	9,610,000